ACQUISITION AND OTHER VENTURE - Share purchase agreement (Details) - Arctic LNG 2 LLC [member] ¥ in Millions, $ in Millions			12 Months Ended
		Jun. 07, 2019	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 19, 2019 USD ($)
Disclosure of associates [line items]
Percentage of equity interest			10.00%
Deferred consideration | ¥	[1]		¥ 0		¥ 5,720
CEPR Limited [member] | Ekropromstroy [member]
Disclosure of associates [line items]
Percentage of equity interest		10.00%
Cash consideration						$ 903
Deferred consideration				$ 820
CEPR Limited [member] | Ekropromstroy [member] | Maximum [member]
Disclosure of associates [line items]
Contingent payments						$ 920

[1]	These amounts include balances with related parties.